SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Composition Of Certain Financial Statement Items
Trade payables	$ 376,142	$ 594,566
Payroll and social charges	102,941	116,221
Taxes payable	18,770	11,002
Total	$ 497,853	$ 721,789